Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. None of the NEOs received stock option or stock appreciation right awards in 2025.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. None of the NEOs received stock option or stock appreciation right awards in 2025.